RELATED PARTY BALANCES AND TRANSACTIONS - RELATIONSHIP WITH THE COMPANY (Details)	12 Months Ended
Dec. 31, 2016
Mr. Wang Song
Related party balances and transactions
Relationship with the Company	The Co-Founder and Director of the Company
Ms. Kou Xiaohong
Related party balances and transactions
Relationship with the Company	The Co-Founder and Director of the Company
Flashapp
Related party balances and transactions
Relationship with the Company	A company under the significant influence of the Company